Property and Equipment, Net (Details) - Schedule of property and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 225,000	$ 4,107,596
Less: Accumulated depreciation		(1,392,825)
Property and equipment, net	225,000	2,714,771
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,770,385
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	225,000	1,065,885
Furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		43,331
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 227,995